UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04409
Investment Company Act File Number

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

July 31
Date of Fiscal Year End

April 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Arizona Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.1%
$1,500	Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,513,020
1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,411,560

		$2,924,580

Electric Utilities — 5.1%
$750	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$691,230
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	2,041,380
2,000	Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,032,080

		$4,764,690

Escrowed/Prerefunded — 12.5%
$7,500	Maricopa County, Single Family Mortgage Revenue, Escrowed to Maturity, 0.00%, 2/1/16	$6,140,400
6,500	Phoenix Industrial Development Authority, Single Family Mortgage Revenue, Escrowed to Maturity, 0.00%, 12/1/14(1)	5,603,975

		$11,744,375

General Obligations — 5.3%
$1,200	Maricopa County Community College District, 3.00%, 7/1/23	$1,004,460
1,125	Puerto Rico, 0.00%, 7/1/18	654,818
1,485	Tempe, 3.75%, 7/1/24	1,431,540
1,600	Tempe, 5.375%, 7/1/21	1,898,640

		$4,989,458

Health Care-Miscellaneous — 0.8%
$485	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$322,297
500	Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	403,185

		$725,482

Hospital — 11.6%
$2,000	Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$1,794,920
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,030,876
750	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	584,407
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	379,580
1,750	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.25%, 7/1/32	1,546,860
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,294,893
1,800	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,709,712
2,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,772,340
950	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	704,615

		$10,818,203

Industrial Development Revenue — 0.5%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$433,888

		$433,888

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 2.7%
$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,014,250
1,600	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,507,792

		$2,522,042

Insured-Electric Utilities — 4.1%
$750	Maricopa County Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$640,942
1,000	Mesa Utility System, (FGIC), (NPFG), 5.00%, 7/1/23	1,048,690
760	Mesa Utility System, (FSA), 4.25%, 7/1/29	696,745
175	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	175,907
1,200	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,247,040

		$3,809,324

Insured-Escrowed/Prerefunded — 2.5%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,246,860
1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (NPFG), Escrowed to Maturity, 5.25%, 7/1/11	1,089,730

		$2,336,590

Insured-General Obligations — 7.3%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$356,352
1,000	Goodyear, (FSA), 4.25%, 7/1/37	883,130
1,300	Goodyear, (NPFG), 3.00%, 7/1/26	1,058,928
2,920	Maricopa County Elementary School District No. 3, (FSA), 5.00%, 7/1/25	3,246,602
1,200	Pinal County Unified School District No. 43, Apache Junction, (FSA), 5.00%, 7/1/24	1,290,048

		$6,835,060

Insured-Hospital — 3.4%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,219,115
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,967,980

		$3,187,095

Insured-Housing — 0.9%
$1,000	Phoenix Industrial Development Authority, Student Housing Revenue, (Downtown Phoenix Student, LLC), (AMBAC), 4.50%, 7/1/42	$837,310

		$837,310

Insured-Lease Revenue/Certificates of Participation — 2.9%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$993,450
500	Nogales Municipal Development Authority, Inc., (NPFG), 4.50%, 6/1/31	363,585
1,500	Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 0.00%, 7/1/41	1,186,950
130	Prescott Municipal Property Corp., (NPFG), 5.00%, 7/1/34	130,460

		$2,674,445

Insured-Special Tax Revenue — 13.2%
$1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$945,180
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	965,510
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/28	703,327
5,000	Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	4,253,650
2,000	Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	1,866,960

2

Principal
Amount
(000’s omitted)	Security	Value
$1,115	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,001,393
3,670	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	143,901
680	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	60,901
1,345	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	111,971
1,080	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	83,236
2,000	Queen Creek, Excise Tax & State Shared Revenue, (NPFG), 5.00%, 8/1/27	1,937,020
320	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	310,870

		$12,383,919

Insured-Transportation — 6.6%
$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,768,430
1,725	Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,529,833
1,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,873,742

		$6,172,005

Insured-Water and Sewer — 2.1%
$950	Cottonwood Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$790,087
1,135	Phoenix Civic Improvement Corp., Wastewater System Revenue, (FSA), (NPFG), 5.00%, 7/1/37	1,138,700

		$1,928,787

Lease Revenue/Certificates of Participation — 1.2%
$400	Arizona Game and Fish Department, (AGF Administration Building), 5.00%, 7/1/32	$374,448
750	Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	784,913

		$1,159,361

Other Revenue — 2.9%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,557,272
16,505	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	386,547
10,765	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	128,104
1,000	Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	677,890

		$2,749,813

Senior Living/Life Care — 1.3%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(3)	$1,205,316

		$1,205,316

Special Tax Revenue — 8.4%
$1,000	Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,035,370
1,000	Glendale Western Loop, (101 Public Facilities Corp.), 6.25%, 7/1/38	1,031,250
250	Glendale Western Loop, (101 Public Facilities Corp.), 6.25%, 7/1/38	257,813
1,000	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	842,880
1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	1,617,647
1,000	Scottsdale, (Municipal Property Corp.), 4.50%, 7/1/32	974,650
1,000	Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	1,051,600
1,000	Tempe Transportation, Excise Tax Revenue, 5.00%, 7/1/33	1,010,190

		$7,821,400

3

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 3.3%
$3,000	Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,084,240

		$3,084,240

Total Tax-Exempt Investments — 101.7% (identified cost $98,351,614)		$95,107,383

Other Assets, Less Liabilities — (1.7)%		$(1,581,595)

Net Assets — 100.0%		$93,525,788

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 44.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 24.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

(3)		Security is in default with respect to scheduled principal payments.

4

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	109 U.S. Treasury Bond	Short	$(13,910,744)	$(13,359,313)	$551,431

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$1,750,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(340,984)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$96,924,102

Gross unrealized appreciation	$4,456,207
Gross unrealized depreciation	(7,222,926)

Net unrealized depreciation	$(2,766,719)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$551,431
Level 2	Other Significant Observable Inputs	95,107,383	(340,984)
Level 3	Significant Unobservable Inputs	—	—

Total		$95,107,383	$210,447

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Colorado Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.9%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,000,250

		$1,000,250

Electric Utilities — 4.0%
$1,000	Platte River Power Authority, 5.00%, 6/1/27	$1,045,090
375	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	345,615

		$1,390,705

Escrowed/Prerefunded — 8.9%
$500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	$566,320
3,000	Dawson Ridge Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22(1)	1,709,550
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	789,818

		$3,065,688

Hospital — 10.1%
$500	Aspen Valley Hospital District, (Colorado Hospital), 5.00%, 10/15/26	$370,760
1,150	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), 5.25%, 11/15/35	1,024,995
750	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	631,778
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	449,795
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	285,107
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	264,201
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	461,470

		$3,488,106

Housing — 5.8%
$965	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$951,500
790	Denver City and County, Multi-Family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	791,066
315	Lake Creek, (Affordable Housing Corp.), 6.25%, 12/1/23	270,311

		$2,012,877

Industrial Development Revenue — 5.5%
$500	Colorado Housing and Finance Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$468,865
120	Denver City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	62,792
320	Denver City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	180,301
530	Fort Collins, Pollution Control Revenue, (Anheuser-Busch Cos., Inc.), 4.70%, 9/1/40	444,002
340	Park Meadows Business Improvement District, 5.35%, 12/1/31	205,340
500	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	200,970
525	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	326,839

		$1,889,109

Insured-Education — 6.4%
$1,900	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), (NPFG), 5.00%, 3/1/35(2)	$1,902,622
610	Colorado School of Mines, (NPFG), 0.00%, 12/1/21	316,761

		$2,219,383

Insured-Electric Utilities — 5.3%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$705,218
750	Colorado Water Resources and Power Development Authority, (Fountaine Electric), (AGC), 5.25%, 12/1/38	758,977
230	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	214,937
150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	135,831

		$1,814,963

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 5.3%
$60	Castle Pines North Metropolitan District, (FSA), 5.00%, 12/1/27	$61,109
1,000	Castlewood Ranch Metropolitan District, (XLCA), 4.25%, 12/1/34	682,150
665	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	550,128
500	Moffat County School District No. RE001, (FSA), 5.25%, 12/1/27	520,300

		$1,813,687

Insured-Hospital — 4.2%
$750	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41	$723,480
750	Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), (FSA), 5.25%, 3/1/40	705,847

		$1,429,327

Insured-Housing — 2.1%
$750	Denver City and County Housing Authority, Capital Fund Program Revenue, (Three Towers Rehabilitation Project), (FSA), (AMT), 5.20%, 11/1/27	$714,052

		$714,052

Insured-Special Tax Revenue — 11.5%
$750	Denver City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23(3)	$820,042
500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	320,915
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,150,185
830	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	751,316
1,000	Sand Creek Metropolitan District, (XLCA), 5.375%, 12/1/27	906,580

		$3,949,038

Insured-Transportation — 14.3%
$1,000	Denver City and County, Airport System Revenue, (NPFG), (AMT), 5.00%, 11/15/30	$873,390
2,750	E-470 Colorado Public Highway Authority, (NPFG), 0.00%, 9/1/16	1,709,785
500	Northwest Parkway Public Highway Authority, (FSA), Prerefunded to 6/15/11, 5.25%, 6/15/41	548,125
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,801,476

		$4,932,776

Insured-Water and Sewer — 0.4%
$150	Colorado Water Resources and Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$136,021

		$136,021

Lease Revenue/Certificates of Participation — 1.5%
$500	Colorado Higher Education, Capital Construction, Lease Purchase Program, 5.50%, 11/1/27	$523,735

		$523,735

Senior Living/Life Care — 3.3%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$260,000
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	578,183
425	Logan County Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(4)	286,692

		$1,124,875

Special Tax Revenue — 1.8%
$360	Bell Mountain Ranch Metropolitan District, 6.625%, 11/15/25	$302,990
350	Black Hawk, Device Tax, 5.00%, 12/1/18	302,019

		$605,009

Transportation — 1.6%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$206,199
500	Walker Field Public Airport Authority, 4.75%, 12/1/27	356,610

		$562,809

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 4.8%
$500	Colorado Springs Utilities, 5.25%, 11/15/36	$518,990
500	Colorado Springs Utilities, 5.50%, 11/15/48	506,020
540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	622,874

		$1,647,884

Total Tax-Exempt Investments — 99.7% (identified cost $38,007,749)		$34,320,294

Other Assets, Less Liabilities — 0.3%		$96,350

Net Assets — 100.0%		$34,416,644

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 49.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 15.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)		When-issued security.

(4)		Security is in default and is making only partial interest payments.

3

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	34 U.S. Treasury Bond	Short	$(4,339,131)	$(4,167,125)	$172,006
6/09	17 U.S. Treasury Bond	Short	(2,076,230)	(2,055,938)	20,292

					$192,298

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Appreciation
Merrill Lynch Capital Services, Inc.	$425,000	3.394%	3-month USD- LIBOR-BBA	September 24, 2009 / September 24, 2039	$22,085

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,988,841

Gross unrealized appreciation	$950,952
Gross unrealized depreciation	(4,619,499)

Net unrealized depreciation	$(3,668,547)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$192,298
Level 2	Other Significant Observable Inputs	34,320,294	22,085
Level 3	Significant Unobservable Inputs	—	—

Total		$34,320,294	$214,383

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Connecticut Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 12.1%
$1,000	Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	$955,820
2,500	Connecticut Health and Educational Facilities Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,101,975
5,000	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,114,800
4,220	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	4,291,107
1,350	University of Connecticut, 5.00%, 5/15/23	1,390,972
875	University of Connecticut, 5.00%, 2/15/28	919,188

		$14,773,862

Electric Utilities — 3.0%
$2,000	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$1,977,000
1,500	Connecticut Development Authority, Solid Waste Disposal, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,206,195
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	432,385

		$3,615,580

Escrowed/Prerefunded — 5.4%
$1,250	Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$1,362,900
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,325,689
1,500	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,645,485
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	205,985

		$6,540,059

General Obligations — 10.1%
$1,750	Connecticut, 0.00%, 11/1/09	$1,743,857
1,475	Connecticut, 4.875%, 11/1/20	1,662,531
1,000	Connecticut, 5.00%, 2/15/29	1,057,860
1,000	Fairfield, 5.00%, 1/1/23	1,154,740
1,475	North Haven, 5.00%, 7/15/23	1,670,305
1,490	North Haven, 5.00%, 7/15/25	1,666,371
1,065	Puerto Rico, 0.00%, 7/1/15	754,755
400	Redding, 5.50%, 10/15/18	486,632
650	Redding, 5.625%, 10/15/19	796,224
535	Wilton, 5.25%, 7/15/18(2)	640,053
535	Wilton, 5.25%, 7/15/19	638,175

		$12,271,503

Housing — 1.6%
$2,000	Connecticut Housing Finance Authority, (AMT), 5.15%, 5/15/38	$1,944,180

		$1,944,180

Industrial Development Revenue — 7.5%
$400	Connecticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	$327,920
2,705	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	2,458,818

1

Principal
Amount
(000’s omitted)	Security	Value
$4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$4,181,670
700	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	281,358
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,046,466
1,320	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	821,766

		$9,117,998

Insured-Education — 13.1%
$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,095,431
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,189,441
1,920	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,943,827
2,500	Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,640,125
5,305	Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	6,070,989
1,000	University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,063,060

		$16,002,873

Insured-Electric Utilities — 4.6%
$2,765	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$2,499,449
3,000	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	3,117,600

		$5,617,049

Insured-Escrowed/Prerefunded — 6.3%
$1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,688,175
1,000	Connecticut Health and Educational Facilities Authority, (Greenwich Academy), (FSA), Prerefunded to 3/1/11, 5.00%, 3/1/32	1,080,600
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	575,420
2,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	2,657,459
1,500	Suffield, (NPFG), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,616,445

		$7,618,099

Insured-General Obligations — 5.3%
$3,870	Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,467,249
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,179,080
1,000	Hartford, (AGC), 5.00%, 8/15/28	1,012,780
750	New Britain, (NPFG), 6.00%, 3/1/12	800,978

		$6,460,087

Insured-Hospital — 2.3%
$2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (NPFG), 5.00%, 7/1/21	$1,801,620
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.125%, 7/1/35	971,170

		$2,772,790

Insured-Housing — 0.8%
$985	Connecticut Housing Finance Authority, (AMBAC), 5.10%, 11/15/38	$912,898

		$912,898

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 2.1%
$2,740	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,615,796

		$2,615,796

Insured-Pooled Loans — 0.7%
$930	Connecticut Higher Education Supplemental Loan Authority, (NPFG), (AMT), 5.25%, 11/15/21	$890,103

		$890,103

Insured-Special Tax Revenue — 2.1%
$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,080,540
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	493,961

		$2,574,501

Insured-Transportation — 8.7%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (NPFG), (AMT), 5.125%, 10/1/26	$5,039,650
500	Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	486,190
3,900	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,846,102
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,160,688

		$10,532,630

Insured-Water and Sewer — 5.1%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$705,130
1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 5.10%, 9/1/37	757,220
3,420	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,668,497
1,000	South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,020,660

		$6,151,507

Lease Revenue/Certificates of Participation — 1.8%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$2,217,374

		$2,217,374

Other Revenue — 0.3%
$8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$203,754
16,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	195,934

		$399,688

Senior Living/Life Care — 0.5%
$1,000	Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$650,540

		$650,540

Solid Waste — 2.0%
$2,750	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,446,565

		$2,446,565

Special Tax Revenue — 7.0%
$3,180	Connecticut Special Tax Obligation, Transportation Infrastructure, 6.125%, 9/1/12	$3,486,520
2,000	Connecticut Special Tax Obligation, Transportation Infrastructure, 6.50%, 10/1/12	2,310,700
3,235	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	2,726,717

		$8,523,937

3

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$498,925

		$498,925

Total Tax-Exempt Investments — 102.8% (identified cost $128,233,967)		$125,148,544

Other Assets, Less Liabilities — (2.8)%		$(3,352,106)

Net Assets — 100.0%		$121,796,438

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 20.1% of the Fund’s net assets at April 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 49.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 28.9% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	52 U.S. Treasury Bond	Short	$(6,636,318)	$(6,373,250)	$263,068
6/09	22 U.S. Treasury Note	Short	(2,686,886)	(2,660,625)	26,261

					$289,329

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Appreciation
Merrill Lynch Capital Services, Inc.	$2,000,000	3.394%	3-month USD- LIBOR-BBA	September 24, 2009 / September 24, 2039	$103,927

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,314,189

Gross unrealized appreciation	$4,164,690
Gross unrealized depreciation	(6,950,335)

Net unrealized depreciation	$(2,785,645)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$289,329
Level 2	Other Significant Observable Inputs	125,148,544	103,927
Level 3	Significant Unobservable Inputs	—	—

Total		$125,148,544	$393,256

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Michigan Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.2%
$475	Grand Valley State University, 5.625%, 12/1/29	$482,738
475	Grand Valley State University, 5.75%, 12/1/34	479,327
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	657,412

		$1,619,477

Electric Utilities — 1.7%
$1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$864,770

		$864,770

Escrowed/Prerefunded — 7.9%
$530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$623,423
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.85%, 12/1/22	1,411,950
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	840,000
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,174,240

		$4,049,613

General Obligations — 2.5%
$500	Kent County Building Authority, 5.50%, 6/1/26(1)	$577,340
230	Michigan, 5.50%, 11/1/25	239,518
570	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	477,580

		$1,294,438

Hospital — 20.2%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$449,365
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	327,151
690	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	712,770
170	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	169,969
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,709,880
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,131,555
1,105	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	903,404
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	392,005
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,238,670
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,110,960
1,300	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	950,833
950	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	881,790
575	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	372,698

		$10,351,050

Insured-Education — 3.9%
$495	Ferris State University, (AGC), 5.125%, 10/1/33	$498,475
1,500	Wayne University, (NPFG), 5.00%, 11/15/37	1,507,215

		$2,005,690

Insured-Electric Utilities — 4.1%
$300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), (NPFG), 6.95%, 5/1/11	$318,483
2,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	1,785,020

		$2,103,503

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 4.4%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,280,120

		$2,280,120

Insured-General Obligations — 28.0%
$850	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$773,083
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	696,606
845	Detroit City School District, (FSA), 5.25%, 5/1/32	826,241
1,000	Detroit City School District, (FSA), 6.00%, 5/1/29	1,049,000
1,000	Healthsource Saginaw, Inc., Saginaw County, (NPFG), 5.00%, 5/1/29	982,630
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,375,676
2,410	Okemos Public School District, (NPFG), 0.00%, 5/1/16	1,852,061
500	Otsego Public School District, (FSA), 4.25%, 5/1/34	441,610
1,790	Parchment School District, (NPFG), 5.00%, 5/1/25	1,809,887
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,504,062
1,250	Van Dyke Public Schools, (FSA), 5.00%, 5/1/38	1,236,775
1,965	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,779,583

		$14,327,214

Insured-Housing — 0.1%
$40	Michigan Housing Development Authority, Rental Housing, (NPFG), (AMT), 5.30%, 10/1/37	$37,599

		$37,599

Insured-Lease Revenue/Certificates of Participation — 1.7%
$3,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	$863,670

		$863,670

Insured-Transportation — 4.5%
$1,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$986,180
1,700	Wayne Charter County Airport, (NPFG), (AMT), 5.00%, 12/1/28	1,317,823

		$2,304,003

Insured-Water and Sewer — 3.7%
$2,500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$1,908,125

		$1,908,125

Lease Revenue/Certificates of Participation — 2.1%
$1,000	Michigan Building Authority, 6.00%, 10/15/38	$1,065,300

		$1,065,300

Other Revenue — 1.2%
$1,090	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$640,004

		$640,004

Special Tax Revenue — 8.6%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$2,116,029
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,035,060
10,000	Puerto Rico Sales Tax Financing, 0.00%, 8/1/56	337,500
1,090	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	918,739

		$4,407,328

Transportation — 5.9%
$3,000	Kent County Airport Facility, 5.00%, 1/1/25(2)	$3,011,955

		$3,011,955

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 0.5%
$250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11	$274,513

		$274,513

Total Tax-Exempt Investments — 104.2% (identified cost $56,060,130)		$53,408,372

Other Assets, Less Liabilities — (4.2)%		$(2,146,314)

Net Assets — 100.0%		$51,262,058

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 48.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 21.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

3

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	29 U.S. Treasury Note	Short	$(3,541,804)	$(3,507,188)	$34,616
6/09	55 U.S. Treasury Bond	Short	(7,019,183)	(6,740,938)	278,245

					$312,861

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Appreciation
Merrill Lynch Capital Services, Inc.	$900,000	3.394%	3-month USD- LIBOR-BBA	September 24, 2009 / September 24, 2039	$46,767

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,228,740

Gross unrealized appreciation	$2,312,527
Gross unrealized depreciation	(4,882,895)

Net unrealized depreciation	$(2,570,368)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$312,861
Level 2	Other Significant Observable Inputs	53,408,372	46,767
Level 3	Significant Unobservable Inputs	—	—

Total		$53,408,372	$359,628

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Minnesota Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 10.5%
$750	Minnesota Higher Education Facilities Authority, (Augsburg College), 5.00%, 5/1/36	$615,877
1,000	Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	1,026,110
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,121,400
1,030	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/27	975,822
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,345,680
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	499,543
350	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	293,633
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,417,895
1,000	University of Minnesota, 5.125%, 4/1/34	1,039,780
1,000	University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,024,980

		$9,360,720

Electric Utilities — 5.2%
$500	Minnesota Municipal Power Agency, 4.75%, 10/1/32	$482,845
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	744,630
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	1,982,540
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	432,385
1,000	Rochester Electric, Utility Revenue, 5.00%, 12/1/30	1,019,560

		$4,661,960

Escrowed/Prerefunded — 6.7%
$1,980	Chaska Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,125,906
500	Columbia Heights, Multi-Family Mortgage Revenue, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	613,010
1,980	Rochester Electric, Prerefunded to 12/1/10, 5.25%, 12/1/30	2,121,115
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,143,240

		$6,003,271

General Obligations — 14.1%
$1,000	Burnsville Independent School District No. 191, 4.75%, 2/1/29	$1,017,780
750	Dakota County Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	773,370
500	Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	478,310
2,000	Duluth, 5.00%, 2/1/34	2,035,320
2,000	Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,052,660
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15(1)	833,638
1,155	Minnesota, 5.00%, 6/1/21	1,306,189
1,000	Minnesota, 5.00%, 11/1/26	1,065,600
1,000	St. Michael Independent School District No. 885, 4.50%, 2/1/28	1,001,370
1,500	Washington County, 3.50%, 2/1/28	1,270,530
750	Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	754,815

		$12,589,582

Hospital — 6.6%
$1,000	Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$828,370
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	598,598
500	Northfield, 5.375%, 11/1/31	402,840
1,500	Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	1,454,160
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	411,595
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	983,090
1,500	St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,171,305

		$5,849,958

1

Principal
Amount
(000’s omitted)	Security	Value
Housing — 6.5%
$500	Minneapolis, Multi-Family Housing, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$484,225
1,000	Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	860,540
1,000	Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	869,300
1,000	Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	872,010
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	447,820
995	Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	937,797
1,650	Minnetonka, Multi-Family Housing, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,282,331

		$5,754,023

Industrial Development Revenue — 0.8%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$674,940

		$674,940

Insured-Education — 0.6%
$500	Minnesota State Colleges and University, (St. Cloud State University), (FSA), 5.00%, 10/1/19	$528,420

		$528,420

Insured-Electric Utilities — 11.8%
$1,000	Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,036,960
1,150	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,041,371
2,000	Rochester Electric, (NPFG), 4.50%, 12/1/26	2,007,580
950	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/21	588,240
10,000	Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	4,821,600
1,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	1,004,360

		$10,500,111

Insured-Escrowed/Prerefunded — 3.4%
$1,270	Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,432,331
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32	1,605,915

		$3,038,246

Insured-General Obligations — 7.0%
$1,200	Alexandria Independent School District No. 206, (FSA), 5.00%, 2/1/27	$1,266,936
2,245	Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	731,264
400	Chaska Independent School District No. 112, (NPFG), 4.50%, 2/1/28	402,316
705	Fergus Falls Independent School District No. 544, (FSA), 4.625%, 1/1/28	715,779
1,000	Rosemount Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,050,660
1,000	Spring Lake Park Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,078,550
1,000	St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,038,320

		$6,283,825

Insured-Hospital — 4.7%
$2,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,735,560
2,000	Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	1,982,040
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	451,741

		$4,169,341

Insured-Other Revenue — 0.9%
$800	St. Paul Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$776,824

		$776,824

Insured-Special Tax Revenue — 3.2%
$2,000	St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$1,877,200
1,000	Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	1,010,580

		$2,887,780

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 3.3%
$1,000	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$933,940
2,000	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,980,260

		$2,914,200

Miscellaneous — 2.3%
$2,000	Minneapolis Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,053,940

		$2,053,940

Senior Living/Life Care — 0.8%
$975	St. Paul Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(2)	$730,958

		$730,958

Special Tax Revenue — 4.5%
$2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	$2,006,920
2,000	Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	1,996,780

		$4,003,700

Water Revenue — 2.4%
$2,000	Minnesota Public Facilities Authority, Clean Water Revenue, 5.00%, 3/1/26	$2,123,620

		$2,123,620

Total Tax-Exempt Investments — 95.3% (identified cost $84,941,199)		$84,905,419

Other Assets, Less Liabilities — 4.7%		$4,180,210

Net Assets — 100.0%		$89,085,629

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 36.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 15.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security is in default with respect to scheduled principal payments.

3

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	70 U.S. Treasury Bond	Short	$(8,933,505)	$(8,579,375)	$354,130

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$750,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009/ September 14, 2039	$(146,136)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$84,835,595

Gross unrealized appreciation	$3,518,641
Gross unrealized depreciation	(3,448,817)

Net unrealized appreciation	$69,824

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$354,130
Level 2	Other Significant Observable Inputs	84,905,419	(146,136)
Level 3	Significant Unobservable Inputs	—	—

Total		$84,905,419	$207,994

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance New Jersey Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.7%
$750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$644,588
750	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	598,328
660	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	533,762
4,035	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	4,020,216
10,125	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,075,691
2,120	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,822,034
880	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	696,458
2,565	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,624,790
6,790	Rutgers State University, 5.00%, 5/1/39(2)	6,989,354

		$28,005,221

Electric Utilities — 1.0%
$2,500	Salem County Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$2,348,925

		$2,348,925

General Obligations — 0.6%
$1,590	Gloucester County Improvement Authority, (Landfill Project), 4.50%, 3/1/30	$1,541,775

		$1,541,775

Health Care-Miscellaneous — 0.4%
$1,035	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$848,307

		$848,307

Hospital — 12.8%
$1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,116,594
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	881,784
2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,618,627
5,940	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	5,354,554
8,145	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	6,907,286
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,708,640
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,450,519
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	1,934,200
7,015	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	5,615,016
3,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33(3)	2,949,750

		$30,536,970

Housing — 5.2%
$5,435	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$4,606,978
3,000	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,714,550
635	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/36	572,713
5,215	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	4,623,879

		$12,518,120

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 6.3%
$3,680	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$3,648,573
6,780	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	4,587,687
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,207,350
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,597,462
6,465	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,024,786

		$15,065,858

Insured-Education — 4.2%
$9,690	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$9,932,928

		$9,932,928

Insured-Electric Utilities — 0.1%
$385	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$348,025

		$348,025

Insured-Escrowed/Prerefunded — 2.2%
$2,520	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (NPFG), Escrowed to Maturity, 0.00%, 7/1/23	$1,397,390
3,550	Puerto Rico Electric Power Authority, Prerefunded to 7/1/10, 5.25%, 7/1/29(1)	3,773,858

		$5,171,248

Insured-Gas Utilities — 4.1%
$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90%, 10/1/40	$9,679,600

		$9,679,600

Insured-General Obligations — 6.1%
$3,050	Hudson County Improvements Authority, (NPFG), 0.00%, 12/15/35	$603,290
3,100	Hudson County Improvements Authority, (NPFG), 0.00%, 12/15/36	573,872
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,822,339
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,631,772
10,965	Jackson Township School District, (NPFG), 2.50%, 6/15/27(4)	8,005,108

		$14,636,381

Insured-Hospital — 4.1%
$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,646,305
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (NPFG), 0.00%, 7/1/26	3,439,863
320	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	315,626
3,480	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Corp.), (NPFG), 0.00%, 7/1/23	1,008,504
2,360	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38(3)	2,329,414

		$9,739,712

Insured-Industrial Development Revenue — 0.8%
$2,405	New Jersey Economic Development Authority, (New Jersey American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.25%, 7/1/38	$1,909,161

		$1,909,161

Insured-Lease Revenue/Certificates of Participation — 1.3%
$2,000	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,133,960
1,000	South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,050,610

		$3,184,570

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Other Revenue — 1.2%
$2,785	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,850,531

		$2,850,531

Insured-Special Tax Revenue — 7.7%
$5,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/22	$2,746,350
7,870	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	3,790,743
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,059,360
12,590	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,585,404
5,890	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,978,922
2,545	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	2,285,690
5,445	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	213,498
2,260	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	202,406
4,480	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	372,960
3,580	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	275,911

		$18,511,244

Insured-Student Loan — 2.6%
$6,000	New Jersey Higher Education Assistance Authority, (AGC), 6.125%, 6/1/30	$6,118,860

		$6,118,860

Insured-Transportation — 2.0%
$16,195	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31(5)	$4,887,327

		$4,887,327

Insured-Water and Sewer — 6.3%
$830	Middlesex County Utilities Authority, (NPFG), 6.25%, 8/15/10	$856,112
9,805	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	8,744,589
13,840	North Hudson Sewer Authority, (NPFG), 0.00%, 8/1/25	5,404,659

		$15,005,360

Lease Revenue/Certificates of Participation — 7.4%
$720	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/14	$815,991
785	Atlantic City Public Facilities Lease Agreement, 8.875%, 1/15/15	899,539
1,650	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,644,324
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	5,033,600
1,970	New Jersey Economic Development Authority, (School Facilities Construction), 4.75%, 9/1/33	1,898,292
7,500	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	7,444,050

		$17,735,796

Other Revenue — 2.3%
$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$374,720
34,960	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	416,024
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	462,720
7,875	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	4,169,655

		$5,423,119

Senior Living/Life Care — 2.6%
$1,345	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,098,636
2,230	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	1,743,124
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(6)	2,306,624
1,935	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,182,285

		$6,330,669

3

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 2.0%
$300	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$227,796
525	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	368,534
4,835	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	4,075,325

		$4,671,655

Transportation — 12.9%
$7,000	New Jersey State Turnpike Authority, 5.25%, 1/1/40	$7,062,860
2,500	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,689,075
19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94	21,180,250

		$30,932,185

Water and Sewer — 2.0%
$5,025	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$4,666,366

		$4,666,366

Total Tax-Exempt Investments — 109.9% (identified cost $285,057,676)		$262,599,913

Other Assets, Less Liabilities — (9.9)%		$(23,657,445)

Net Assets — 100.0%		$238,942,468

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 38.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 13.8% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)		When-issued security.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(6)		Security is in default and is making only partial interest payments.

4

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	135 U.S. Treasury Bond	Short	$(17,098,117)	$(16,545,937)	$552,180
6/09	215 U.S. Treasury Note	Short	(26,258,199)	(26,001,562)	256,637

					$808,817

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$6,612,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(1,288,432)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$263,590,342

Gross unrealized appreciation	$6,033,060
Gross unrealized depreciation	(28,473,489)

Net unrealized depreciation	$(22,440,429)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$808,817
Level 2	Other Significant Observable Inputs	262,599,913	(1,288,432)
Level 3	Significant Unobservable Inputs	—	—

Total		$262,599,913	$(479,615)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Pennsylvania Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.7%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 1.9%
$5,000	Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$5,367,450

		$5,367,450

Cogeneration — 1.9%
$530	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$531,950
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	4,053,100
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	746,190

		$5,331,240

Education — 6.8%
$1,150	Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,068,292
2,000	Lancaster Higher Education Authority, (Franklin & Marshall College), 5.00%, 4/15/37	1,921,420
3,000	Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,054,510
4,000	Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	4,025,040
1,000	Pennsylvania Higher Educational Facilities Authority, (La Salle University), 5.00%, 5/1/37	751,000
5,050	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	4,923,952
3,500	Pennsylvania State University, 4.50%, 8/15/36	3,361,540

		$19,105,754

Electric Utilities — 0.7%
$2,250	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,025,293

		$2,025,293

Escrowed/Prerefunded — 2.0%
$2,000	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$2,243,480
675	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	758,720
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,403,854
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 9/15/13, 5.50%, 3/15/26	1,157,350

		$5,563,404

General Obligations — 1.6%
$1,000	Chester County, 5.00%, 7/15/27(1)	$1,070,950
410	Chester County, 5.00%, 7/15/28(1)	435,928
2,000	Montgomery County, 4.375%, 12/1/31(2)	1,961,920
1,000	Radnor Township, 5.125%, 7/15/34	1,018,900

		$4,487,698

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 12.1%
$3,060	Hazelton Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$2,100,445
2,895	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	2,358,528
1,000	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,006,410
2,150	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,693,060
5,000	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,336,900
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	794,860
9,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 8/15/26(3)	9,620,280
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,172,160
7,180	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	6,031,128
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,914,934

		$34,028,705

Housing — 6.7%
$1,445	Allegheny County Residential Finance Authority, (Single Family Mortgages), (AMT), 4.95%, 11/1/37	$1,275,473
6,900	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	5,823,531
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	3,722,141
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	5,307,916
2,890	Pennsylvania Housing Finance Agency, (Single Family Mortgages), (AMT), 5.25%, 4/1/32	2,731,686

		$18,860,747

Industrial Development Revenue — 1.5%
$500	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$395,835
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,459,920
1,000	Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,037,430
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,251,585

		$4,144,770

Insured-Education — 8.3%
$3,000	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,054,870
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,131,678
2,500	Pennsylvania Higher Educational Facilities Authority, (NPFG), 5.00%, 6/15/23	2,641,800
2,500	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,459,275
2,875	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	2,612,110
4,850	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25(4)	4,960,774
2,190	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (NPFG), 4.50%, 6/15/36	2,025,203
3,535	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	3,566,956
965	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	916,760

		$23,369,426

Insured-Electric Utilities — 1.9%
$3,445	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC) (NPFG), 4.75%, 2/15/27	$3,001,560
2,500	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	2,259,900

		$5,261,460

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 6.2%
$2,500	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$1,734,900
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	1,718,588
2,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	1,626,844
3,625	Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	2,125,772
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,115,479
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,789,494
5,780	Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,736,539
5,400	Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,518,046

		$17,365,662

Insured-General Obligations — 11.6%
$2,150	Beaver County, (FSA), 5.55%, 11/15/31	$2,251,114
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/20	1,277,327
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	1,198,600
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	1,124,147
2,170	Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	1,046,830
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,723,068
2,000	Harrisburg School District, (AGC), 5.00%, 11/15/33(2)	1,963,900
5,175	Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	2,808,835
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	529,630
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	803,500
1,315	Lake Lehman School District, (NPFG), 0.00%, 4/1/26	510,615
1,430	Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,275,388
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	462,275
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	861,354
1,500	Philadelphia, (AGC), 7.00%, 7/15/28	1,672,830
3,040	Philadelphia School District, (FGIC), (NPFG), 4.375%, 6/1/34	2,620,054
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	643,976
8,500	Scranton School District, (FSA), 5.00%, 7/15/38(5)	8,447,640
1,200	West Mifflin Area School District, (FSA), 5.125%, 4/1/31	1,219,224

		$32,440,307

Insured-Hospital — 5.6%
$3,750	Allegheny County Hospital Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$2,853,788
2,000	Allegheny County Hospital Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,159,720
3,000	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,047,790
10	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35	9,180
6,930	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(3)	6,362,087
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,315,017

		$15,747,582

Insured-Industrial Development Revenue — 1.1%
$4,000	York County Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$3,169,120

		$3,169,120

Insured-Lease Revenue/Certificates of Participation — 4.0%
$1,000	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31(2)	$986,820
9,500	State Public School Building Authority, (FSA), 5.50%, 6/1/28(3)	10,103,820

		$11,090,640

Insured-Special Tax Revenue — 1.2%
$2,000	Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20(1)	$2,283,500
11,000	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	431,310
2,035	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	182,254
4,035	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	335,914
3,225	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	248,551

		$3,481,529

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 13.7%
$8,850	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	$9,598,090
6,000	Philadelphia Airport Commission, (FSA), (AMT), 5.00%, 6/15/27(5)	5,580,060
7,950	Philadelphia Airport Revenue, (NPFG), (AMT), 4.75%, 6/15/35	6,441,090
6,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	5,917,080
11,000	Puerto Rico Highway and Transportation Authority, (AGC), (FSA), 5.25%, 7/1/36(3)	10,920,580

		$38,456,900

Insured-Utilities — 3.6%
$11,550	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$10,053,698

		$10,053,698

Insured-Water and Sewer — 7.2%
$5,125	Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$4,921,538
460	Allegheny County Sanitation Authority, (NPFG), 5.50%, 12/1/30	466,688
4,000	Chester County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/40	3,396,360
5,670	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 2/1/35	4,812,639
4,125	Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (NPFG), (AMT), 5.00%, 11/1/36	3,475,519
2,470	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	2,032,365
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,219,729

		$20,324,838

Nursing Home — 1.8%
$2,000	Allegheny County Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$1,405,340
2,805	Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,580,123
1,175	Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	987,153

		$4,972,616

Senior Living/Life Care — 2.3%
$2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27(6)	$1,539,400
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,252,934
1,835	Lancaster County Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,740,461
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	500,700
1,900	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,481,715

		$6,515,210

Special Tax Revenue — 2.2%
$7,285	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$6,140,381

		$6,140,381

Transportation — 2.2%
$990	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	$881,466
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	587,858
4,500	Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,571,280

		$6,040,604

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 0.6%
$1,750	Harrisburg Water Authority, 5.25%, 7/15/31	$1,784,423

		$1,784,423

Total Tax-Exempt Investments — 108.7% (identified cost $320,698,096)		$305,129,457

Other Assets, Less Liabilities — (8.7)%		$(24,444,761)

Net Assets — 100.0%		$280,684,696

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. In addition, 10.2% of the Fund’s net assets at April 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 59.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 22.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		When-issued security.

(3)		Security represents the underlying municipal bond of a tender option bond trust.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(6)		Security is in default with respect to scheduled principal payments.

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	600 U.S. Treasury Bond	Short	$(75,991,646)	$(73,537,503)	$2,454,143

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
JPMorgan Chase Co.	$3,650,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(711,195)
Merrill Lynch Capital Services, Inc.	4,500,000	3.394	3-month USD- LIBOR-BBA	September 24, 2009 / September 24, 2039	233,837

					$(477,358)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$289,200,685

Gross unrealized appreciation	$9,450,345
Gross unrealized depreciation	(22,586,573)

Net unrealized depreciation	$(13,136,228)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective August 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$2,454,143
Level 2	Other Significant Observable Inputs	305,129,457	(477,358)
Level 3	Significant Unobservable Inputs	—	—

Total		$305,129,457	$1,976,785

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of July 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	June 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	June 23, 2009